UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	11,121	$1,832,296

		$1,832,296

Air Freight & Logistics — 0.5%
FedEx Corp.	4,095	$727,149

		$727,149

Auto Components — 0.9%
Aptiv PLC	17,499	$1,384,696

		$1,384,696

Beverages — 2.3%
Coca-Cola Co. (The)	29,800	$1,434,274
Constellation Brands, Inc., Class A	12,006	2,084,962

		$3,519,236

Biotechnology — 3.4%
Celgene Corp.(1)	7,740	$684,680
Loxo Oncology, Inc.(1)	4,543	1,065,788
Vertex Pharmaceuticals, Inc.(1)	18,054	3,446,689

		$5,197,157

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	35,933	$1,627,765

		$1,627,765

Capital Markets — 2.8%
Charles Schwab Corp. (The)	68,069	$3,183,587
S&P Global, Inc.	5,966	1,143,384

		$4,326,971

Chemicals — 2.9%
Celanese Corp., Series A	14,828	$1,419,929
Ecolab, Inc.	10,051	1,589,767
Sherwin-Williams Co. (The)	3,564	1,502,297

		$4,511,993

Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	10,167	$849,555

		$849,555

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$2,500,470

		$2,500,470

Electronic Equipment, Instruments & Components — 0.9%
Littelfuse, Inc.	7,783	$1,367,629

		$1,367,629

Security	Shares	Value
Entertainment — 4.1%
Activision Blizzard, Inc.	15,440	$729,386
Netflix, Inc.(1)	10,469	3,554,225
Walt Disney Co. (The)	18,526	2,066,020

		$6,349,631

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,248,078

		$1,248,078

Food Products — 0.6%
Mondelez International, Inc., Class A	21,503	$994,729

		$994,729

Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.(1)	2,983	$742,618
Danaher Corp.	11,868	1,316,399
Intuitive Surgical, Inc.(1)	3,354	1,756,288
Stryker Corp.	9,839	1,747,111

		$5,562,416

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	16,173	$4,369,945

		$4,369,945

Interactive Media & Services — 15.6%
Alphabet, Inc., Class A(1)	4,500	$5,066,505
Alphabet, Inc., Class C(1)	5,402	6,030,631
Cargurus, Inc.(1)	16,384	700,744
Facebook, Inc., Class A(1)	37,408	6,235,539
IAC/InterActiveCorp.(1)	8,636	1,824,614
Twitter, Inc.(1)	131,089	4,399,347

		$24,257,380

Internet & Direct Marketing Retail — 9.7%
Amazon.com, Inc.(1)	7,993	$13,737,809
Booking Holdings, Inc.(1)	735	1,347,115

		$15,084,924

IT Services — 8.7%
Fiserv, Inc.(1)	13,974	$1,158,864
GoDaddy, Inc., Class A(1)	61,194	4,199,744
Okta, Inc.(1)	29,863	2,461,607
Visa, Inc., Class A	42,000	5,670,420

		$13,490,635

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(1)	3,432	$960,239

		$960,239

Multiline Retail — 0.6%
Dollar Tree, Inc.(1)	9,018	$873,213

		$873,213

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	40,020	$1,066,533
EOG Resources, Inc.	15,894	1,576,685

		$2,643,218

Security	Shares	Value
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,576,333

		$1,576,333

Pharmaceuticals — 2.6%
Eli Lilly & Co.	13,033	$1,562,135
Zoetis, Inc.	29,530	2,544,305

		$4,106,440

Road & Rail — 3.4%
J.B. Hunt Transport Services, Inc.	17,534	$1,876,839
Norfolk Southern Corp.	10,434	1,750,199
Union Pacific Corp.	10,178	1,619,015

		$5,246,053

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Inc.	5,289	$1,418,774
Monolithic Power Systems, Inc.	29,169	3,691,629
Texas Instruments, Inc.	19,463	1,959,535

		$7,069,938

Software — 10.2%
Adobe, Inc.(1)	22,792	$5,648,313
Intuit, Inc.	4,396	948,745
Palo Alto Networks, Inc.(1)	9,985	2,144,978
Proofpoint, Inc.(1)	7,763	790,817
SailPoint Technologies Holding, Inc.(1)	41,753	1,192,048
salesforce.com, inc.(1)	33,800	5,136,586

		$15,861,487

Specialty Retail — 3.5%
Home Depot, Inc. (The)	9,189	$1,686,457
TJX Cos., Inc. (The)	38,432	1,911,224
Ulta Beauty, Inc.(1)	6,209	1,812,531

		$5,410,212

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	17,520	$2,916,029
HP, Inc.	52,716	1,161,333

		$4,077,362

Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc.(1)	14,330	$2,118,117
NIKE, Inc., Class B	19,321	1,582,003
Tapestry, Inc.	20,005	774,394

		$4,474,514

Trading Companies & Distributors — 1.3%
United Rentals, Inc.(1)	15,867	$1,987,500

		$1,987,500

Total Common Stocks (identified cost $74,443,059)		$153,489,164

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(2)	1,626,835	$1,626,835

Total Short-Term Investments (identified cost $1,626,652)		$1,626,835

Total Investments — 100.0% (identified cost $76,069,711)		$155,115,999

Other Assets, Less Liabilities — (0.0)%(3)		$(66,176)

Net Assets — 100.0%		$155,049,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $18,606.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$153,489,164	*	$—	$—	$153,489,164
Short-Term Investments	—		1,626,835	—	1,626,835
Total Investments	$153,489,164		$1,626,835	$—	$155,115,999

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019